Note 4 - Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2024	2023
Cash and cash equivalents	$2,803	$1,187
Restricted cash	8,958	10,265
Total cash, cash equivalents and restricted cash	$11,761	$11,452